	APPLIED FINANCE DIVIDEND FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
		Shares	Value
99.50%	COMMON STOCK
2.68%	COMMUNICATION SERVICES
	Verizon Communications, Inc.	18,580	$731,866
10.29%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	4,022	785,255
	Hasbro, Inc.	11,617	671,927
	Home Depot, Inc.	1,749	720,553
	Whirlpool Corp.	5,983	628,275
			2,806,010
7.77%	CONSUMER STAPLES
	Ingredion, Inc.	5,434	741,415
	Target Corp.	4,930	679,896
	Unilever plc ADR	12,148	697,052
			2,118,363
5.26%	ENERGY
	Chevron Corp.	4,976	742,369
	Marathon Petroleum Corp.	4,755	692,851
			1,435,220
23.30%	FINANCIALS
	Ameriprise Financial, Inc.	1,440	782,438
	Huntington Bancshares	46,783	804,668
	JPMorgan Chase & Co.	3,341	893,049
	The PNC Financial Services Group, Inc	4,005	804,805
	Prudential Financial, Inc.	6,235	752,939
	State Street Corp.	7,654	777,800
	The Travelers Companies, Inc	2,985	731,862
	Truist Financial Corp.	16,938	806,588
			6,354,149
	APPLIED FINANCE DIVIDEND FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
		Shares	Value
15.76%	HEALTH CARE
	Abbott Laboratories	6,200	$793,166
	Abbvie, Inc.	3,882	713,900
	Eli Lilly & Co.	850	689,418
	Johnson & Johnson	4,609	701,259
	Merck & Company, Inc.	7,019	693,618
	Novartis AG ADR	6,746	706,441
			4,297,802
10.99%	INDUSTRIALS
	Eaton Corp. plc	2,028	662,020
	Norfolk Southern Corp.	3,089	788,622
	PACCAR, Inc.	6,786	752,432
	RTX Corp.	6,161	794,461
			2,997,535
10.28%	INFORMATION TECHNOLOGY
	Accenture plc Class A	2,012	774,519
	Cisco Systems, Inc.	12,114	734,108
	HP, Inc.	17,500	568,750
	Microsoft Corp.	1,748	725,525
			2,802,902
2.37%	MATERIALS
	LyondellBasell Industries NV	8,543	646,705
2.65%	REAL ESTATE
	Omega Healthcare Investors, Inc. REIT	19,497	722,559
8.15%	UTILITIES
	Public Service Enterprise Group, Inc.	8,746	730,641
	Sempra Energy	8,433	699,349
	UGI Corp.	25,800	792,834
			2,222,824
	APPLIED FINANCE DIVIDEND FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
		Shares	Value
99.50%	TOTAL COMMON STOCK		27,135,935
0.64%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 4.250%(B)	175,351	$175,352
100.14%	TOTAL INVESTMENTS	27,311,287
(0.14%)	Liabilities in excess of other assets	(38,321)
100.00%	NET ASSETS	$27,272,966

(B)Effective 7 day yield as of January 31,2025

ADR - Security represented is held by the custodian in the form of American Depositary Receipts. REIT - Real Estate Investment Trust.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of January 31, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK		$27,135,935		$27,135,935
MONEY MARKET FUND		$175,352		$175,352
TOTAL INVESTMENTS		$27,311,287		$27,311,287

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $23,704,105, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,179,020
Gross unrealized depreciation	(1,571,838)
Net unrealized appreciation	$3,607,182